Portfolio of Investments
Touchstone Climate Transition ETF – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.8%
	Industrials — 27.5%
2,495	AECOM	$ 257,659
10,719	Array Technologies, Inc.*	70,745
3,254	Ashtead Group PLC (United Kingdom)	251,717
7,100	Contemporary Amperex Technology Co. Ltd. (China) - Class A	254,902
6,023	CSX Corp.	207,974
289	Deere & Co.	120,608
1,539	MasTec, Inc.*	189,451
1,178	Republic Services, Inc.	236,589
819	Schneider Electric SE	215,337
959	Siemens AG (Germany)	193,583
15,680	Sungrow Power Supply Co. Ltd. (China) - Class A	222,547
2,482	Trex Co., Inc.*	165,252
3,291	Uber Technologies, Inc.*	247,351
383	United Rentals, Inc.	310,127
859	Verisk Analytics, Inc.	230,178
1,640	Xylem, Inc.	221,449
		3,395,469
	Information Technology — 24.4%
451	ANSYS, Inc.*	143,702
249	ASM International NV (Netherlands)	163,367
1,686	BE Semiconductor Industries NV (Netherlands)	213,108
3,321	Bentley Systems, Inc. - Class B	168,740
826	Cadence Design Systems, Inc.*	223,871
2,223	Enphase Energy, Inc.*	251,243
759	First Solar, Inc.*	189,325
600	Keyence Corp. (Japan)	285,378
3,810	NVIDIA Corp.	462,686
2,669	ON Semiconductor Corp.*	193,796
1,075	PTC, Inc.*	194,210
2,099	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	364,533
293,505	Xinyi Solar Holdings Ltd. (China)	159,328
		3,013,287
	Utilities — 15.5%
13,455	AES Corp. (The)	269,907
3,366	CMS Energy Corp.	237,741
29,439	Enel SpA (Italy)	235,125
19,141	National Grid PLC (United Kingdom)	263,583
5,538	NextEra Energy, Inc.	468,127
4,880	RWE AG (Germany)	177,524
10,278	SSE PLC (United Kingdom)	258,747
		1,910,754
	Consumer Discretionary — 15.0%
1,317	Amazon.com, Inc.*	245,397
7,994	BYD Co. Ltd. (China) Class H	291,837
7,307	Compass Group PLC (United Kingdom)	233,872
5,524	On Holding AG (Switzerland) - Class A*	277,029
1,396	Shimano, Inc. (Japan)	263,902
921	Tesla, Inc.*	240,961
171,725	Yadea Group Holdings Ltd. (China) 144a	305,285
		1,858,283
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	Materials — 9.0%
2,385	Corteva, Inc.	$ 140,214
37,415	Norsk Hydro ASA (Norway)	242,722
8,088	Pan American Silver Corp. (Canada)	168,797
786	Sika AG (Switzerland)	260,127
994	Steel Dynamics, Inc.	125,323
2,807	Wheaton Precious Metals Corp. (Brazil)	171,452
		1,108,635
	Health Care — 3.9%
401	Thermo Fisher Scientific, Inc.	248,047
1,208	Zoetis, Inc.	236,019
		484,066
	Real Estate — 1.4%
14,691	Segro PLC REIT (United Kingdom)	171,664
	Consumer Staples — 1.1%
1,377	Kerry Group PLC (Ireland) - Class A	142,781
	Total Common Stocks	$12,084,939
	Short-Term Investment Fund — 2.5%
304,914	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	304,914
	Total Investment Securities—100.3% (Cost $10,683,772)	$12,389,853
	Liabilities in Excess of Other Assets — (0.3%)	(36,673)
	Net Assets — 100.0%	$12,353,180
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $305,285 or 2.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$12,084,939	$—	$—	$12,084,939
Short-Term Investment Fund	304,914	—	—	304,914
Total	$12,389,853	$—	$—	$12,389,853
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Select ETF – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 95.2%
	Information Technology — 22.6%
2,379	Analog Devices, Inc.	$ 547,574
3,582	Apple, Inc.	834,606
5,860	Broadcom, Inc.	1,010,850
12,408	Cisco Systems, Inc.	660,354
11,648	Intel Corp.	273,262
3,172	International Business Machines Corp.	701,266
783	KLA Corp.	606,363
3,308	Microsoft Corp.	1,423,432
4,614	Oracle Corp.	786,226
3,443	QUALCOMM, Inc.	585,482
3,379	Texas Instruments, Inc.	698,000
		8,127,415
	Financials — 12.5%
16,255	Bank of America Corp.	644,999
898	BlackRock, Inc.	852,660
7,878	Charles Schwab Corp. (The)	510,573
1,454	Goldman Sachs Group, Inc. (The)	719,890
14,211	US Bancorp	649,869
1,888	Visa, Inc. - Class A	519,106
10,760	Wells Fargo & Co.	607,832
		4,504,929
	Health Care — 12.2%
2,480	Becton Dickinson & Co.	597,928
8,843	CVS Health Corp.	556,048
4,539	Johnson & Johnson	735,590
8,534	Medtronic PLC	768,316
4,314	Merck & Co., Inc.	489,898
18,987	Pfizer, Inc.	549,484
1,210	UnitedHealth Group, Inc.	707,463
		4,404,727
	Industrials — 10.1%
4,130	3M Co.	564,571
1,600	Caterpillar, Inc.	625,792
1,015	Lockheed Martin Corp.	593,328
5,209	RTX Corp.	631,122
15,273	Southwest Airlines Co.	452,539
7,020	Stanley Black & Decker, Inc.	773,113
		3,640,465
	Consumer Discretionary — 8.3%
1,884	Home Depot, Inc. (The)	763,397
10,131	Las Vegas Sands Corp.	509,995
1,704	McDonald's Corp.	518,885
6,566	Starbucks Corp.	640,119
3,903	Yum! Brands, Inc.	545,288
		2,977,684
	Consumer Staples — 7.4%
2,105	Constellation Brands, Inc. - Class A	542,438
3,276	Dollar General Corp.	277,051
3,343	PepsiCo, Inc.	568,477
5,733	Philip Morris International, Inc.	695,986
7,209	Sysco Corp.	562,735
		2,646,687
Shares		Market Value
	Common Stocks — 95.2% (Continued)
	Communication Services — 6.8%
29,948	AT&T, Inc.	$ 658,856
14,145	Comcast Corp. - Class A	590,837
1,015	Meta Platforms, Inc. - Class A	581,027
13,807	Verizon Communications, Inc.	620,072
		2,450,792
	Materials — 4.7%
1,704	Air Products & Chemicals, Inc.	507,349
5,964	DuPont de Nemours, Inc.	531,452
6,108	International Flavors & Fragrances, Inc.	640,912
		1,679,713
	Utilities — 3.7%
5,661	Duke Energy Corp.	652,713
5,154	Entergy Corp.	678,318
		1,331,031
	Real Estate — 3.5%
4,876	Alexandria Real Estate Equities, Inc. REIT	579,025
2,958	American Tower Corp. REIT	687,913
		1,266,938
	Energy — 3.4%
3,662	Chevron Corp.	539,303
5,870	Exxon Mobil Corp.	688,081
		1,227,384
	Total Common Stocks	$34,257,765
	Short-Term Investment Fund — 4.9%
1,746,491	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	1,746,491
	Total Investment Securities—100.1% (Cost $31,474,039)	$36,004,256
	Liabilities in Excess of Other Assets — (0.1%)	(19,830)
	Net Assets — 100.0%	$35,984,426
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$34,257,765	$—	$—	$34,257,765
Short-Term Investment Fund	1,746,491	—	—	1,746,491
Total	$36,004,256	$—	$—	$36,004,256
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dynamic International ETF – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 96.2%
	Japan — 13.9%
	Communication Services — 0.5%
4,700	Nintendo Co. Ltd.	$ 249,707
	Consumer Discretionary — 2.4%
19,400	Asics Corp.	405,075
1,000	Fast Retailing Co. Ltd.	329,936
10,700	Pan Pacific International Holdings Corp.	275,084
18,500	Subaru Corp.	319,478
	Consumer Staples — 0.6%
12,000	Japan Tobacco, Inc.	348,916
	Energy — 1.4%
61,200	ENEOS Holdings, Inc.	331,581
33,900	Inpex Corp.	457,110
	Financials — 4.1%
53,600	Mitsubishi UFJ Financial Group, Inc.	542,060
19,900	Mizuho Financial Group, Inc.	406,516
26,600	MS&AD Insurance Group Holdings, Inc.	616,302
11,500	ORIX Corp.	265,486
11,900	Tokio Marine Holdings, Inc.	433,111
	Health Care — 0.8%
12,400	Daiichi Sankyo Co. Ltd.	406,273
	Industrials — 1.3%
8,500	Komatsu Ltd.	234,552
8,300	Mitsubishi Electric Corp.	133,025
19,400	Toyota Tsusho Corp.	348,924
	Information Technology — 2.5%
1,400	Disco Corp.	365,184
1,200	Lasertec Corp.	197,085
1,399	Tokyo Electron Ltd.	246,169
4,600	Trend Micro, Inc.	271,599
12,200	Yokogawa Electric Corp.	310,252
	Utilities — 0.3%
11,900	Chubu Electric Power Co., Inc.	139,182
	Total Japan	7,632,607
	Canada — 9.9%
	Consumer Discretionary — 2.5%
13,300	Dollarama, Inc.	1,362,403
	Consumer Staples — 0.5%
2,200	Loblaw Cos Ltd.	292,932
	Energy — 0.4%
11,700	Cenovus Energy, Inc.	195,685
	Financials — 1.4%
300	Fairfax Financial Holdings Ltd.	378,795
4,800	iA Financial Corp., Inc.	397,856
	Industrials — 1.9%
25,400	Element Fleet Management Corp.	540,134
2,900	WSP Global, Inc.	515,222
	Information Technology — 1.2%
200	Constellation Software, Inc.	648,513
	Materials — 2.0%
41,400	Barrick Gold Corp.	823,439
4,800	CCL Industries, Inc. - Class B	292,624
	Total Canada	5,447,603
	Taiwan — 6.9%
	Financials — 0.6%
303,000	CTBC Financial Holding Co. Ltd.	329,364
Shares		Market Value
	Common Stocks — 96.2% (Continued)
	Taiwan — (Continued)
	Information Technology — 6.3%
54,000	Asustek Computer, Inc.	$ 943,612
371,000	Compal Electronics, Inc.	390,384
55,000	Hon Hai Precision Industry Co. Ltd.	325,865
10,000	MediaTek, Inc.	371,289
20,000	Quanta Computer, Inc.	166,843
41,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,239,853
	Total Taiwan	3,767,210
	Switzerland — 6.5%
	Financials — 3.8%
6,790	Swiss Re AG	936,247
1,870	Zurich Insurance Group AG	1,126,397
	Health Care — 2.2%
10,706	Novartis AG	1,228,910
	Industrials — 0.5%
952	Schindler Holding AG	278,958
	Total Switzerland	3,570,512
	China — 6.2%
	Communication Services — 2.0%
19,100	Tencent Holdings Ltd.	1,092,362
	Consumer Discretionary — 1.3%
3,887	PDD Holdings, Inc. ADR*	524,006
82,800	Tongcheng Travel Holdings Ltd.	212,596
	Financials — 0.5%
79,000	BOC Hong Kong Holdings Ltd.	253,041
	Industrials — 1.5%
181,500	COSCO SHIPPING Holdings Co. Ltd. Class H	304,451
103,000	Sinotruk Hong Kong Ltd.	309,377
103,000	Weichai Power Co. Ltd. Class H	190,264
	Information Technology — 0.4%
174,000	Lenovo Group Ltd.	237,257
	Materials — 0.5%
127,000	Jiangxi Copper Co. Ltd. Class H	258,449
	Total China	3,381,803
	Denmark — 5.2%
	Financials — 0.8%
18,923	Tryg A/S	448,735
	Health Care — 4.4%
2,991	Genmab A/S*	723,569
14,225	Novo Nordisk A/S - Class B	1,671,343
	Total Denmark	2,843,647
	Italy — 4.6%
	Financials — 4.1%
15,918	FinecoBank Banca Fineco SpA	272,432
312,038	Intesa Sanpaolo SpA	1,332,939
15,357	UniCredit SpA	672,932
	Health Care — 0.5%
4,400	Recordati Industria Chimica e Farmaceutica SpA	248,812
	Total Italy	2,527,115
	United Kingdom — 4.5%
	Communication Services — 0.4%
22,103	Informa PLC	242,375
	Consumer Discretionary — 0.3%
5,173	Compass Group PLC	165,570

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 96.2% (Continued)
	United Kingdom — (Continued)
	Consumer Staples — 0.6%
12,218	Imperial Brands PLC	$ 354,957
	Financials — 0.8%
105,780	Abrdn PLC	231,014
24,808	HSBC Holdings PLC	221,954
	Health Care — 0.5%
1,855	AstraZeneca PLC	287,388
	Industrials — 1.0%
74,371	Rolls-Royce Holdings PLC*	524,197
	Information Technology — 0.9%
33,935	Sage Group PLC (The)	464,810
	Total United Kingdom	2,492,265
	Singapore — 4.1%
	Communication Services — 1.8%
10,664	Sea Ltd. ADR*	1,005,402
	Financials — 2.3%
81,100	Oversea-Chinese Banking Corp. Ltd.	952,819
33,000	Singapore Exchange Ltd.	293,219
	Total Singapore	2,251,440
	Sweden — 3.6%
	Financials — 1.5%
54,125	Skandinaviska Enskilda Banken AB - Class A	827,396
	Industrials — 2.1%
5,732	Alfa Laval AB	275,203
28,117	Atlas Copco AB - Class B	481,175
5,417	Saab AB - Class B	115,158
9,728	Volvo AB - Class B	256,901
	Total Sweden	1,955,833
	Norway — 3.3%
	Communication Services — 0.7%
30,005	Telenor ASA	383,843
	Financials — 1.7%
44,532	DNB Bank ASA	913,178
	Industrials — 0.9%
5,110	Kongsberg Gruppen ASA	499,720
	Total Norway	1,796,741
	South Korea — 3.2%
	Consumer Discretionary — 1.2%
3,505	Hankook Tire & Technology Co. Ltd.	111,098
6,745	Kia Corp.	515,275
	Financials — 0.9%
49,928	NH Investment & Securities Co. Ltd.	512,376
	Information Technology — 1.1%
12,743	Samsung Electronics Co. Ltd.	599,292
	Total South Korea	1,738,041
	India — 3.2%
	Consumer Discretionary — 1.7%
2,265	Bajaj Auto Ltd.	333,689
5,005	Eicher Motors Ltd.	300,191
1,829	Maruti Suzuki India Ltd.	288,926
	Health Care — 0.5%
6,676	Torrent Pharmaceuticals Ltd.	270,585
Shares		Market Value
	Common Stocks — 96.2% (Continued)
	India — (Continued)
	Information Technology — 0.5%
11,940	Infosys Ltd.	$ 267,235
	Utilities — 0.5%
11,901	Adani Green Energy Ltd.*	270,211
	Total India	1,730,837
	Spain — 2.8%
	Consumer Discretionary — 2.8%
25,902	Industria de Diseno Textil SA	1,532,178
	France — 2.3%
	Communication Services — 0.5%
2,495	Publicis Groupe SA	272,732
	Consumer Discretionary — 0.5%
118	Hermes International SCA	289,763
	Industrials — 0.8%
6,348	Bouygues SA	212,413
2,432	Cie de Saint-Gobain SA	221,231
	Information Technology — 0.5%
6,604	Dassault Systemes SE	261,925
	Total France	1,258,064
	Mexico — 2.1%
	Financials — 0.2%
16,300	Grupo Financiero Banorte SAB de CV Class O	116,012
	Materials — 1.7%
95,200	Grupo Mexico SAB de CV - Class B	531,844
3,527	Southern Copper Corp.	407,968
	Real Estate — 0.2%
97,100	Fibra Uno Administracion SA de CV REIT	113,078
	Total Mexico	1,168,902
	Netherlands — 2.1%
	Communication Services — 0.2%
2,953	Universal Music Group NV	77,248
	Health Care — 0.5%
8,880	Koninklijke Philips NV*	290,810
	Information Technology — 1.4%
928	ASML Holding NV	770,209
	Total Netherlands	1,138,267
	Indonesia — 2.0%
	Energy — 2.0%
3,441,300	Adaro Energy Indonesia Tbk PT	866,007
143,400	United Tractors Tbk PT	257,154
	Total Indonesia	1,123,161
	Germany — 1.5%
	Financials — 1.2%
37,102	Commerzbank AG	682,485
	Information Technology — 0.3%
660	SAP SE	150,169
	Total Germany	832,654
	Finland — 1.4%
	Health Care — 0.5%
5,142	Orion Oyj - Class B	281,727
	Industrials — 0.9%
21,762	Wartsila Oyj Abp	486,910
	Total Finland	768,637

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 96.2% (Continued)
	New Zealand — 1.3%
	Information Technology — 1.3%
7,142	Xero Ltd.*	$ 737,876
	Peru — 1.3%
	Financials — 1.3%
3,923	Credicorp Ltd.	709,945
	Australia — 1.1%
	Materials — 1.1%
55,189	Northern Star Resources Ltd.	609,332
	Brazil — 1.0%
	Communication Services — 1.0%
153,500	TIM SA	529,165
	Malaysia — 0.7%
	Industrials — 0.7%
198,100	MISC Bhd	374,725
	Thailand — 0.5%
	Financials — 0.5%
4,855,400	TMBThanachart Bank PCL NVDR	297,262
	Hong Kong — 0.5%
	Financials — 0.5%
31,400	AIA Group Ltd.	281,329
	Zambia — 0.5%
	Materials — 0.5%
19,600	First Quantum Minerals Ltd.*	267,236
	Total Common Stocks	$52,764,387
	Preferred Stocks — 1.8%
	South Korea — 1.3%
	Consumer Discretionary — 0.6%
2,565	Hyundai Motor Co., 7.370%(A)	333,252
	Information Technology — 0.7%
10,322	Samsung Electronics Co. Ltd., 2.160%(A)	401,766
	Total South Korea	735,018
	Brazil — 0.5%
	Financials — 0.5%
94,700	Banco Bradesco SA, 9.850%(A)	256,580
	Total Preferred Stocks	$991,598
Shares		Market Value
	Short-Term Investment Fund — 1.7%
921,539	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	$ 921,539
	Total Investment Securities — 99.7% (Cost $47,872,584)	$54,677,524
	Other Assets in Excess of Liabilities — 0.3%	184,669
	Net Assets — 100.0%	$54,862,193
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$52,764,387	$—	$—	$52,764,387
Preferred Stocks	991,598	—	—	991,598
Short-Term Investment Fund	921,539	—	—	921,539
Total	$54,677,524	$—	$—	$54,677,524
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Securitized Income ETF – September 30, 2024 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 47.0%
$ 220,145	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	$ 206,581
1,410,000	37 Capital CLO 1 Ltd. (Cayman Islands), Ser 2021-1A, Class CR, 144a, (TSFR3M + 2.050%), 7.090%, 10/15/34(A)	1,410,257
300,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class D, 144a, ( TSFR3M + 3.612%), 8.913%, 4/15/34(A)	300,348
600,600	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	549,930
2,000,000	Antares CLO Ltd. (Cayman Islands), Ser 2021-1A, Class A1, 144a, (TSFR3M + 1.792%), 7.076%, 7/25/33(A)	2,001,642
1,100,000	Apidos CLO XII (Cayman Islands), Ser 2013-12A, Class CRR, 144a, (TSFR3M + 1.800%), 7.101%, 4/15/31(A)	1,100,667
300,000	Ares LIII CLO Ltd. (Cayman Islands), Ser 2019-53A, Class C, 144a, ( TSFR3M + 2.912%), 8.195%, 4/24/31(A)	300,271
1,500,000	Bain Capital Credit CLO (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 1.880%), 6.998%, 4/19/34(A)	1,500,889
1,500,000	Ballyrock CLO 15 Ltd. (Cayman Islands), Ser 2021-1A, Class A2, 144a, (TSFR3M + 1.862%), 7.163%, 4/15/34(A)	1,501,038
1,500,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 7.101%, 10/15/31(A)	1,501,075
300,000	CFMT LLC, Ser 2023-HB12, Class M1, 144a, 4.250%, 4/25/33(A)(B)	292,312
667,800	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	591,853
866,498	DB Master Finance LLC, Ser 2021-1A, Class A23, 144a, 2.791%, 11/20/51	757,468
3,000,000	Driven Brands Funding LLC, Ser 2024-1A, Class A2, 144a, 6.372%, 10/20/54	3,115,469
556,500	Focus Brands Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	554,168
496,250	Focus Brands Funding LLC, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	534,047
2,250,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 6.260%, 4/16/34(A)	2,250,396
1,300,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.860%, 4/16/34(A)	1,300,255
1,500,000	Goldentree Loan Management US CLO 5 Ltd. (Cayman Islands), Ser 2019-5A, Class DRR, 144a, (TSFR3M + 2.800%), 8.069%, 10/20/32(A)	1,501,312
300,000	Ivy Hill Middle Market Credit Fund XXI Ltd (Cayman Islands), 21A, Class B, 144a, ( TSFR3M + 3.45%), 8.729%, 7/18/35(A)	305,742
836,230	J.G. Wentworth XLII LLC, Ser 2018-2A, Class B, 144a, 4.700%, 10/15/77	765,237
169,559	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class A, 144a, 3.530%, 9/15/72	153,216
568,843	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class B, 144a, 5.090%, 9/17/74	529,067
950,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	858,815
327,525	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	321,891
657,729	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	648,406
Principal Amount		Market Value
	Asset-Backed Securities — 47.0% (Continued)
$ 420,000	LAD Auto Receivables Trust, Ser 2021-1A, Class D, 144a, 3.990%, 11/15/29	$ 415,460
390,000	Madison Park Funding XXXV, Ltd. (Cayman Islands), Ser 2019-35A, Class CR, 144a, ( TSFR3M + 2.162%), 7.444%, 4/20/32(A)	390,384
1,617,031	NBC Funding LLC, Ser 2021-1, Class A2, 144a, 2.989%, 7/30/51	1,540,166
540,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	506,851
360,750	Neighborly Issuer, Ser 2022-1A, Class A2, 144a, 3.695%, 1/30/52	329,825
1,596,375	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,478,604
1,800,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 7.082%, 4/20/33(A)	1,801,775
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 7.082%, 10/20/30(A)	1,001,141
750,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	761,788
300,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 8.513%, 10/15/34(A)	301,277
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 2.012%), 7.294%, 7/20/29(A)	1,000,988
2,970,000	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	3,080,362
1,925,000	Primrose Funding LLC, Ser 2019-1A, Class A2, 144a, 4.475%, 7/30/49	1,892,874
1,500,000	Rad CLO 4 Ltd. (Cayman Islands), Ser 2019-4A, Class B1R, 144a, (TSFR3M + 1.750%), 7.035%, 4/25/32(A)	1,501,861
2,000,000	RIN II Ltd. (Cayman Islands), Ser 2019-1A, Class D, 144a, (TSFR3M + 4.512%), 9.450%, 9/10/30(A)	2,000,084
115,000	SCF Equipment Leasing LLC, Ser 2022-1A, Class D, 144a, 3.790%, 11/20/31	111,429
1,074,974	ServiceMaster Funding LLC, Ser 2020-1, Class A2I, 144a, 2.841%, 1/30/51	992,383
570,456	ServiceMaster Funding LLC, Ser 2020-1, Class A2II, 144a, 3.337%, 1/30/51	503,674
742,162	ServiceMaster Funding LLC, Ser 2021-1, Class A2II, 144a, 3.113%, 7/30/51	631,188
342,900	Servpro Master Issuer LLC, Ser 2019-1A, Class A2, 144a, 3.882%, 10/25/49	334,494
281,312	Structured Asset Securities Corp, Ser 2003-25XS, Class A5, 4.689%, 8/25/33(A)(B)	271,191
550,000	Towd Point Mortgage Trust, Ser 2019-MH1, Class B1, 144a, 3.750%, 11/25/58(A)(B)	529,660
850,000	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	862,766
991,495	Wendy's Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.783%, 6/15/49	972,922
1,665,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class F, 144a, 3.660%, 12/15/27	1,632,900
1,125,200	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,033,946
	Total Asset-Backed Securities	$50,732,345
	Commercial Mortgage-Backed Securities — 29.2%
1,500,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(B)	1,579,420

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 29.2% (Continued)
$ 5,172,679	Benchmark Mortgage Trust, Ser 2019-B10, Class XA, 1.385%, 3/15/62(A)(B)(C)	$ 235,970
21,688,740	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(A)(B)(C)	870,107
1,000,000	BFLD Mortgage Trust, Ser 2021-FPM, Class B, 144a, (TSFR1M + 2.614%), 7.711%, 6/15/38(A)	1,000,819
977,000	BFLD Mortgage Trust, Ser 2021-FPM, Class C, 144a, (TSFR1M + 3.614%), 8.711%, 6/15/38(A)	975,878
764,000	BX Trust, Ser 2019-OC11, Class C, 144a, 3.856%, 12/9/41	710,802
1,619,120	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(A)(B)	1,449,631
1,160,000	BX Trust, Ser 2021-ARIA, Class C, 144a, (TSFR1M + 1.760%), 6.857%, 10/15/36(A)	1,150,212
2,265,000	BXHPP Trust, Ser 2021-FILM, Class A, 144a, (TSFR1M + 0.764%), 5.861%, 8/15/36(A)	2,175,108
527,310	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	386,789
2,470,000	Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Class B, 3.772%, 2/10/48	2,445,764
1,200,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(B)	1,126,041
300,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class D, 144a, 3.250%, 8/10/49(A)(B)	269,641
219,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	175,390
47,539,773	Citigroup Commercial Mortgage Trust, Ser 2018-C5, Class XA, 0.826%, 6/10/51(A)(B)(C)	1,023,622
275,000	CSAIL Commercial Mortgage Trust, Ser 2016-C5, Class C, 4.795%, 11/15/48(A)(B)	262,759
1,500,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	1,245,126
700,000	CSMC, Ser 2017-TIME, Class B, 144a, 3.775%, 11/13/39(A)(B)	431,360
2,000,000	CSMC, Ser 2020-NET, Class B, 144a, 2.816%, 8/15/37	1,928,448
360,000	CSMC Trust, Ser 2017-CALI, Class E, 144a, 3.904%, 11/10/32(A)(B)	68,400
1,080,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class A, 144a, 3.452%, 10/10/34	1,078,181
500,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class B, 144a, 3.673%, 9/10/35(A)(B)	478,400
601,449	Extended Stay America Trust, Ser 2021-ESH, Class C, 144a, (TSFR1M + 1.814%), 6.911%, 7/15/38(A)	600,133
537,120	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.744%, 10/10/32(A)(B)	529,899
42,488,057	GS Mortgage Securities Corp. Trust, Ser 2018-GS9, Class XA, 0.556%, 3/10/51(A)(B)(C)	521,124
45,000	GS Mortgage Securities Trust, Ser 2016-GS3, Class B, 3.395%, 10/10/49(A)(B)	42,060
14,519,333	GS Mortgage Securities Trust, Ser 2017-GS6, Class XA, 1.153%, 5/10/50(A)(B)(C)	295,924
400,000	HONO Mortgage Trust, Ser 2021-LULU, Class A, 144a, (TSFR1M +1.264%), 6.361%, 10/15/36(A)	387,664
1,500,000	HTL Commercial Mortgage Trust, Ser 2024-T53, Class D, 144a, 8.471%, 5/10/39(A)(B)	1,563,052
1,000,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	950,932
671,000	JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Class B, 3.986%, 10/15/48	651,892
710,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class C, 144a, 4.759%, 3/10/49(A)(B)	664,809
300,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class D, 144a, 4.759%, 3/10/49(A)(B)	250,341
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 29.2% (Continued)
$ 5,738,651	Morgan Stanley Capital I Trust, Ser 2016-UB11, Class XA, 1.569%, 8/15/49(A)(B)(C)	$ 114,737
445,104	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class E, 144a, ( TSFR1M + 1.997%), 7.094%, 6/15/35(A)	57,801
236,820	Morgan Stanley Capital I Trust, Ser 2019-NUGS, Class E, 144a, ( TSFR1M + 2.358%), 7.455%, 12/15/36(A)	10,657
625,000	RBS Commercial Funding, Inc. Trust, Ser 2013-SMV, Class B, 144a, 3.511%, 3/11/31	567,187
520,200	RBS Commercial Funding, Inc. Trust, Ser 2013-SMV, Class D, 144a, 3.704%, 3/11/31(A)(B)	442,170
5,232,229	UBS Commercial Mortgage Trust, Ser 2018-C12, Class XA, 1.020%, 8/15/51(A)(B)(C)	142,249
1,605,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS1, Class AS, 3.406%, 5/15/48	1,577,275
11,462,033	Wells Fargo Commercial Mortgage Trust, Ser 2020-C57, Class XA, 2.190%, 8/15/53(A)(B)(C)	1,022,463
121,000	WFRBS Commercial Mortgage Trust, Ser 2014-C25, Class B, 4.236%, 11/15/47(A)(B)	119,073
	Total Commercial Mortgage-Backed Securities	$31,579,310
	Non-Agency Collateralized Mortgage Obligations — 22.2%
26,754	Cascade Funding Mortgage Trust, Ser 2019-RM3, Class A, 144a, 2.800%, 6/25/69(A)(B)	26,670
2,400,000	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(A)(B)	2,190,366
1,924,770	Citigroup Mortgage loan Trust, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(B)	1,610,840
1,420,534	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	1,409,593
1,413,802	CSMC Trust, Ser 2014-SAF1, Class B3, 144a, 3.861%, 3/25/44(A)(B)	1,357,850
350,000	GS Mortgage Securities Corp. Trust, Ser 2019-SL1, Class B1, 144a, 3.947%, 1/25/59(A)(B)	329,931
1,430,546	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class B2A, 144a, 3.421%, 10/25/50(A)(B)	1,259,786
1,603,239	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(B)	1,424,421
1,044,939	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.483%, 5/25/49(A)(B)	990,789
2,765,778	JP Morgan Mortgage Trust, Ser 2019-9, Class B4, 144a, 3.800%, 5/25/50(A)(B)	2,510,402
1,349,460	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.818%, 6/25/50(A)(B)	1,174,204
1,154,767	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.012%, 11/25/50(A)(B)	1,043,058
287,245	Mill City Mortgage Loan Trust, Ser 2016-1, Class B3, 144a, 3.933%, 4/25/57(A)(B)	259,939
1,210,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 4.046%, 11/25/58(A)(B)	1,111,689
294,480	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.344%, 7/25/59(A)(B)	272,191
293,927	Mill City Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.750%, 5/25/58(A)(B)	252,523
1,275,713	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.846%, 2/25/52(A)(B)	1,068,053
1,436,485	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.773%, 11/25/49(A)(B)	1,326,397
2,006,795	Sequoia Mortgage Trust, Ser 2021-1, Class A19, 144a, 2.500%, 3/25/51(A)(B)	1,668,098

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 22.2% (Continued)
$ 875,140	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.761%, 11/25/60(A)(B)	$ 793,792
2,339,827	Wells Fargo Mortgage Backed Securities Trust, Ser 2022-2, Class B1, 144a, 2.969%, 12/25/51(A)(B)	1,962,083
	Total Non-Agency Collateralized Mortgage Obligations	$24,042,675
	Agency Collateralized Mortgage Obligations — 0.7%
9,087,599	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.809%, 5/25/41(A)(B)(C)	264,671
7,990,442	FRESB Mortgage Trust, Ser 2021-SB90, Class X1, 0.727%, 6/25/41(A)(B)(C)	171,339
7,056,113	GNMA, Ser 2016-70, Class IO, 0.764%, 4/16/58(A)(B)(C)	282,425
	Total Agency Collateralized Mortgage Obligations	$718,435
	Corporate Bonds — 0.3%
	Financials — 0.3%
300,000	First Maryland Capital I, (TSFR3M + 1.262%), 6.563%, 1/15/27(A)	284,407
Shares
	Short-Term Investment Fund — 3.2%
3,502,435	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	3,502,435
	Total Investment Securities—102.6% (Cost $108,505,637)	$110,859,607
	Liabilities in Excess of Other Assets — (2.6%)	(2,808,895)
	Net Assets — 100.0%	$108,050,712
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $93,101,727 or 86.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$50,732,345	$—	$50,732,345
Commercial Mortgage-Backed Securities	—	31,579,310	—	31,579,310
Non-Agency Collateralized Mortgage Obligations	—	24,042,675	—	24,042,675
Agency Collateralized Mortgage Obligations	—	718,435	—	718,435
Corporate Bonds	—	284,407	—	284,407
Short-Term Investment Fund	3,502,435	—	—	3,502,435
Total	$3,502,435	$107,357,172	$—	$110,859,607
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Opportunities ETF – September 30, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 43.0%
	Financials — 11.3%
$ 883,000	American Express Co., 5.043%, 7/26/28	$ 901,936
1,093,000	Ares Capital Corp., 5.875%, 3/1/29	1,118,534
1,056,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	950,339
1,172,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,026,959
363,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	324,502
416,000	Citigroup, Inc., Ser W, 4.000%(A)	407,565
742,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	771,367
644,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.950%, 2/15/27(B)	634,743
201,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	214,929
275,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	289,830
665,000	First Maryland Capital II, (TSFR3M + 1.112%), 6.359%, 2/1/27(B)	633,436
764,000	Goldman Sachs Group, Inc. (The), 6.561%, 10/24/34	861,731
1,267,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	1,169,504
411,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	393,866
759,000	Morgan Stanley, 5.297%, 4/20/37	763,292
289,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	293,849
371,000	OneMain Finance Corp., 9.000%, 1/15/29	393,143
221,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	235,653
1,028,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.847%, 6/1/28(B)	1,000,615
590,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	558,707
1,149,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26†	1,095,738
1,258,000	State Street Corp., (TSFR3M + 1.262%), 6.208%, 6/15/47(B)	1,091,179
1,115,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.050%, 5/15/27(B)	1,101,049
		16,232,466
	Consumer Discretionary — 7.0%
375,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	347,443
294,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	297,294
1,067,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,065,281
958,000	Ford Motor Credit Co. LLC, 5.303%, 9/6/29	955,071
232,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	226,843
452,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	408,863
1,407,000	General Motors Financial Co., Inc., 3.100%, 1/12/32†	1,229,888
525,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	477,204
891,000	Mattel, Inc., 5.450%, 11/1/41	851,387
767,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	732,912
219,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	164,104
385,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	388,372
321,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	315,681
1,018,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	987,141
1,118,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	862,436
329,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	329,000
316,000	Wynn Macau Ltd. (Macao), 144a, 5.625%, 8/26/28	307,160
		9,946,080
	Energy — 6.9%
310,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	326,650
341,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	353,531
786,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	702,889
300,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	323,725
765,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	750,957
Principal Amount		Market Value
	Corporate Bonds — 43.0% (Continued)
	Energy — 6.9% (Continued)
$ 489,000	Energy Transfer LP, (TSFR3M + 3.279%), 8.527%, 11/1/66(B)†	$ 463,855
95,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	98,382
960,000	HF Sinclair Corp., 5.000%, 2/1/28	955,055
372,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	361,058
402,392	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	344,334
1,128,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,120,776
840,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	993,455
320,000	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29†	318,400
361,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	341,786
770,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	628,821
393,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 9.490%(A)(B)†	391,307
170,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	169,494
773,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	659,436
347,000	SM Energy Co., 144a, 7.000%, 8/1/32	348,314
278,000	Valaris Ltd., 144a, 8.375%, 4/30/30	286,409
		9,938,634
	Utilities — 3.7%
1,025,000	CMS Energy Corp., 4.750%, 6/1/50	989,097
843,000	Edison International, 4.125%, 3/15/28	835,189
440,000	Edison International, Ser B, 5.000%(A)	429,976
672,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	643,621
450,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	476,501
442,694	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	436,107
797,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	794,572
843,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	738,056
		5,343,119
	Industrials — 3.3%
358,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	341,916
181,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	176,613
215,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 5/1/31	226,291
883,000	Honeywell International, Inc., 4.700%, 2/1/30	906,793
285,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	292,773
231,000	Stanley Black & Decker, Inc., 4.000%, 3/15/60†	218,515
354,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	352,665
989,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.115%, 2/15/42(B)	886,777
297,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	306,854
1,062,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,021,379
		4,730,576
	Health Care — 2.4%
1,051,000	HCA, Inc., 5.450%, 4/1/31	1,094,282
194,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	193,453
358,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	346,771
883,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 5.733%, 7/15/26(B)	885,696
968,000	Viatris, Inc., 2.700%, 6/22/30	859,571
		3,379,773

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 43.0% (Continued)
	Consumer Staples — 2.2%
$ 285,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	$ 269,573
716,000	Kroger Co. (The), 5.000%, 9/15/34	721,377
911,000	Philip Morris International, Inc., 5.375%, 2/15/33	951,942
531,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	503,063
725,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	722,774
		3,168,729
	Real Estate — 1.7%
410,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	396,697
349,000	Store Capital LLC REIT, 2.700%, 12/1/31	296,260
588,000	Store Capital LLC REIT, 2.750%, 11/18/30†	513,882
328,000	Store Capital LLC REIT, 4.625%, 3/15/29	321,322
899,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 5.750%, 2/1/27	914,629
		2,442,790
	Communication Services — 1.6%
482,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	425,203
753,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	767,891
429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	217,780
259,000	Gray Television, Inc., 144a, 5.375%, 11/15/31	162,902
408,000	Paramount Global, 4.200%, 5/19/32	361,496
388,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	376,484
		2,311,756
	Information Technology — 1.5%
293,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	299,592
391,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	389,205
831,000	Micron Technology, Inc., 2.703%, 4/15/32	725,244
363,000	Micron Technology, Inc., 6.750%, 11/1/29	398,609
382,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	378,757
		2,191,407
	Materials — 1.4%
195,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	153,670
341,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	337,236
1,077,000	Celanese US Holdings LLC, 6.379%, 7/15/32	1,150,449
310,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.375%, 2/14/31	321,966
		1,963,321
	Total Corporate Bonds	$61,648,651
	U.S. Treasury Obligations — 25.9%
4,600,000	U.S. Treasury Bond, 3.875%, 5/15/43	4,423,547
1,255,000	U.S. Treasury Bond, 4.250%, 8/15/54	1,279,904
3,100,000	U.S. Treasury Bond, 4.375%, 8/15/43	3,183,797
3,690,000	U.S. Treasury Bond, 4.750%, 11/15/43	3,976,263
6,680,000	U.S. Treasury Note, 4.000%, 2/29/28	6,768,197
8,285,000	U.S. Treasury Note, 4.375%, 7/31/26	8,384,032
1,800,000	U.S. Treasury Note, 4.375%, 5/15/34	1,882,969
7,000,000	U.S. Treasury Note, 4.625%, 4/30/29	7,305,156
	Total U.S. Treasury Obligations	$37,203,865
Principal Amount		Market Value
	Asset-Backed Securities — 11.3%
$ 1,000,000	Apidos CLO XII (Cayman Islands), Ser 2013-12A, Class CRR, 144a, (TSFR3M + 1.800%), 7.101%, 4/15/31(B)	$ 1,000,606
750,000	Bain Capital Credit CLO (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 1.880%), 6.998%, 4/19/34(B)	750,445
850,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 7.101%, 10/15/31(B)	850,609
1,000,000	CFIP CLO Ltd. (Cayman Islands), Ser 2018-1A, Class D, 144a, (TSFR3M + 3.502%), 8.781%, 7/18/31(B)	1,001,057
1,080,000	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	1,042,877
700,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 10/15/30(B)	700,124
694,750	Focus Brands Funding LLC, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	747,666
700,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 6.260%, 4/16/34(B)	700,123
700,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.860%, 4/16/34(B)	700,137
1,000,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	938,614
1,161,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,075,348
850,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 7.082%, 4/20/33(B)	850,838
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 7.082%, 10/20/30(B)	1,001,141
610,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	619,588
1,130,000	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	1,171,989
962,500	Primrose Funding LLC, Ser 2019-1A, Class A2, 144a, 4.475%, 7/30/49	946,437
1,125,000	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	1,141,896
970,000	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	891,333
	Total Asset-Backed Securities	$16,130,828
	Commercial Mortgage-Backed Securities — 8.6%
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.213%, 9/15/55(B)(C)(D)	388,724
435,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(B)(D)	458,032
1,073,671	Benchmark Mortgage Trust, Ser 2018-B5, Class AS, 4.419%, 7/15/51	1,041,387
800,000	Benchmark Mortgage Trust, Ser 2020-B18, Class AGND, 144a, 3.744%, 7/15/53	774,597
11,009,360	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(B)(C)(D)	441,672
1,250,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.660%, 3/9/44(B)(D)	1,137,819
1,905,000	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(B)(D)	1,705,585
1,125,000	Citigroup Commercial Mortgage Trust, Ser 2013-375P, Class C, 144a, 3.635%, 5/10/35(B)(D)	1,077,188

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 8.6% (Continued)
$ 1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	$ 806,864
255,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(B)(D)	243,639
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	1,001,082
1,000,000	CSMC, Ser 2020-NET, Class B, 144a, 2.816%, 8/15/37	964,224
430,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	408,901
925,981	RBS Commercial Funding, Inc. Trust, Ser 2013-SMV, Class A, 144a, 3.260%, 3/11/31	877,367
280,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	266,255
320,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	315,294
548,001	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 4.142%, 5/15/45(B)(D)	487,178
	Total Commercial Mortgage-Backed Securities	$12,395,808
	Non-Agency Collateralized Mortgage Obligations — 4.9%
1,200,000	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(B)(D)	1,095,183
642,159	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(B)(D)	637,213
601,215	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(B)(D)	534,158
522,469	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.483%, 5/25/49(B)(D)	495,394
674,730	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.818%, 6/25/50(B)(D)	587,102
646,669	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.012%, 11/25/50(B)(D)	584,112
856,359	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(B)(D)	741,119
1,000,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 4.046%, 11/25/58(B)(D)	918,752
592,003	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.344%, 7/25/59(B)(D)	547,195
395,750	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.846%, 2/25/52(B)(D)	331,330
536,288	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.773%, 11/25/49(B)(D)	495,188
	Total Non-Agency Collateralized Mortgage Obligations	$6,966,746
Shares
	Common Stocks — 2.3%
	Financials — 0.5%
9,216	Bank of America Corp.	365,691
758	Goldman Sachs Group, Inc. (The)	375,293
		740,984
	Information Technology — 0.5%
1,666	International Business Machines Corp.	368,319
1,783	Texas Instruments, Inc.	368,315
		736,634
	Industrials — 0.5%
2,870	RTX Corp.	347,729
3,520	Stanley Black & Decker, Inc.	387,658
		735,387
	Consumer Staples — 0.3%
3,103	Philip Morris International, Inc.	376,704
Shares		MarketValue
	Common Stocks — 2.3% (Continued)
	Energy — 0.3%
3,172	Exxon Mobil Corp.	$ 371,822
	Health Care — 0.2%
2,126	Johnson & Johnson	344,539
	Total Common Stocks	$3,306,070
Principal Amount
	Sovereign Government Obligations — 1.6%
$ 590,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	535,944
422,400	Argentine Republic Government International Bond, 0.750%, 7/9/30(B)(D)	255,552
350,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28†	328,073
610,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	491,721
580,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	302,412
400,000	Serbia International Bond, 2.125%, 12/1/30	335,462
	Total Sovereign Government Obligations	$2,249,164
Shares
	Preferred Stocks — 0.0%
	Financials — 0.0%
18,000	First Republic Bank, Ser K, 13.930%(A)	7
	Short-Term Investment Fund — 3.3%
4,726,913	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω**	4,726,913
	Total Investment Securities—100.9% (Cost $140,195,810)	$144,628,052
	Liabilities in Excess of Other Assets — (0.9%)	(1,266,115)
	Net Assets — 100.0%	$143,361,937
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2024.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2024 was $1,183,068.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOC – State-Owned Company
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $57,464,301 or 40.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$61,648,651	$—	$61,648,651
U.S. Treasury Obligations	—	37,203,865	—	37,203,865
Asset-Backed Securities	—	16,130,828	—	16,130,828
Commercial Mortgage-Backed Securities	—	12,395,808	—	12,395,808
Non-Agency Collateralized Mortgage Obligations	—	6,966,746	—	6,966,746
Common Stocks	3,306,070	—	—	3,306,070
Sovereign Government Obligations	—	2,249,164	—	2,249,164
Preferred Stocks	7	—	—	7
Short-Term Investment Fund	4,726,913	—	—	4,726,913
Total	$8,032,990	$136,595,062	$—	$144,628,052
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Income ETF – September 30, 2024 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 48.6%
$ 539,447	321 Henderson Receivables VI LLC, Ser 2010-1A, Class A, 144a, 5.560%, 7/15/59	$ 539,695
1,175,000	American Credit Acceptance Receivables Trust, Ser 2021-3, Class E, 144a, 2.560%, 11/15/27	1,157,460
650,000	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	652,520
1,000,000	AmeriCredit Automobile Receivables Trust, Ser 2020-2, Class D, 2.130%, 3/18/26	998,481
269,524	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	271,176
221,164	AMMC CLO XII Ltd. (Cayman Islands), Ser 2013-12A, Class AR2, 144a, (TSFR3M + 1.212%), 6.314%, 11/10/30(A)	221,182
479,272	ARES L CLO Ltd. (Cayman Islands), Ser 2018-50A, Class AR, 144a, (TSFR3M + 1.312%), 6.613%, 1/15/32(A)	479,316
178,167	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M + 2.500%), 7.782%, 1/20/31(A)	178,320
960,000	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 6.359%, 7/19/31(A)	960,603
1,035,000	Carlyle Global Market Strategies CLO Ltd., Ser 2012-4A, Class A1R4, 144a, (TSFR3M + 1.120%), 5.972%, 4/22/32(A)	1,035,218
329,843	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (TSFR3M +1.442%), 6.743%, 1/15/30(A)	330,057
515,269	CIFC Funding Ltd. (Cayman Islands), Ser 2017-2A, Class AR, 144a, (TSFR3M + 1.212%), 6.494%, 4/20/30(A)	515,919
842,840	CPS Auto Receivables Trust, Ser 2020-C, Class E, 144a, 4.220%, 5/17/27	839,873
117,966	CPS Auto Receivables Trust, Ser 2021-D, Class C, 144a, 1.590%, 12/15/27	117,725
1,250,000	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	1,271,143
565,000	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	570,910
595,000	Credit Acceptance Auto Loan Trust, Ser 2023-5A, Class A, 144a, 6.130%, 12/15/33	607,502
593,750	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	586,303
213,950	DB Master Finance LLC, Ser 2021-1A, Class A2I, 144a, 2.045%, 11/20/51	202,725
1,298,500	Domino's Pizza Master Issuer LLC, Ser 2015-1A, Class A2II, 144a, 4.474%, 10/25/45	1,292,074
595,313	DRIVEN BRANDS FUNDING LLC, Ser 2019-2A, Class A2, 144a, 3.981%, 10/20/49	581,299
490,025	DT Auto Owner Trust, Ser 2020-2A, Class E, 144a, 7.170%, 6/15/27	490,376
740,997	DT Auto Owner Trust, Ser 2021-4A, Class C, 144a, 1.500%, 9/15/27	732,974
87,949	DT Auto Owner Trust, Ser 2023-2A, Class A, 144a, 5.880%, 4/15/27	88,057
147,505	Elara HGV Timeshare Issuer LLC, Ser 2021-A, Class A, 144a, 1.360%, 8/27/35	138,542
472,450	Exeter Automobile Receivables Trust, Ser 2020-2A, Class E, 144a, 7.190%, 9/15/27	475,564
1,050,000	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	1,016,607
650,000	Exeter Automobile Receivables Trust, Ser 2022-4A, Class C, 4.920%, 12/15/28	649,515
201,397	Flagship Credit Auto Trust, Ser 2023-1, Class A2, 144a, 5.380%, 12/15/26	201,467
Principal Amount		Market Value
	Asset-Backed Securities — 48.6% (Continued)
$ 535,829	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	$ 539,383
816,860	Galaxy XXVI CLO Ltd. (Cayman Islands), Ser 2018-26A, Class AR, 144a, (TSFR3M + 1.170%), 6.291%, 11/22/31(A)	817,382
737,485	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	735,478
1,615,000	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class E, 144a, 3.510%, 10/15/27	1,597,893
254,331	GLS Auto Receivables Issuer Trust, Ser 2021-1A, Class D, 144a, 1.680%, 1/15/27	251,103
1,015,000	GLS Auto Receivables Issuer Trust, Ser 2021-3A, Class D, 144a, 1.480%, 7/15/27	984,256
495,000	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	504,437
800,000	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	812,665
675,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	693,466
250,000	Hertz Vehicle Financing LLC, Ser 2021-1A, Class A, 144a, 1.210%, 12/26/25	248,522
915,811	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	889,324
242,599	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	239,741
625,485	Hilton Grand Vacations Trust, Ser 2022-1D, Class B, 144a, 4.100%, 6/20/34	618,044
1,250,000	Hpefs Equipment Trust, Ser 2022-2A, Class D, 144a, 4.940%, 3/20/30	1,250,987
900,000	Hpefs Equipment Trust, Ser 2022-3A, Class C, 144a, 6.130%, 8/20/29	908,960
775,000	HPEFS Equipment Trust, Ser 2022-1A, Class C, 144a, 1.960%, 5/21/29	770,503
825,000	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	829,676
574,607	Madison Park Funding XXIV Ltd. (Cayman Islands), Ser 2016-24A, Class AR2, 144a, (TSFR3M + 1.120%), 6.402%, 10/20/29(A)	575,059
784,806	OCP CLO Ltd. (Cayman Islands), Ser 2014-6A, Class A1R2, 144a, (TSFR3M + 1.150%), 6.436%, 10/17/30(A)	785,187
656,669	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	652,117
569,394	OneMain Direct Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 0.870%, 7/14/28	558,302
548,010	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class A1, 144a, 4.650%, 3/14/29	547,153
678,516	OZLM XXI Ltd. (Cayman Islands), Ser 2017-21A, Class A1R, 144a, (TSFR3M + 1.150%), 6.432%, 1/20/31(A)	677,919
90,958	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	90,818
781,876	Regatta XIV Funding Ltd. (Cayman Islands), Ser 2018-3A, Class AR, 144a, (TSFR3M + 1.100%), 6.385%, 10/25/31(A)	781,719
116,287	RIN II Ltd. (Cayman Islands), Ser 2019-1A, Class A, 144a, (TSFR3M + 1.912%), 6.850%, 9/10/30(A)	116,531
335,843	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 6.574%, 4/20/31(A)	336,130
615,000	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	620,741
890,767	Sierra Timeshare Receivables Funding LLC, Ser 2021-1A, Class A, 144a, 0.990%, 11/20/37	859,329

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 48.6% (Continued)
$ 316,064	Sierra Timeshare Receivables Funding LLC, Ser 2023-2A, Class C, 144a, 7.300%, 4/20/40	$ 325,184
1,000,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class B, 144a, (TSFR1M + 1.714%), 6.811%, 7/15/38(A)	990,033
332,289	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.222%), 6.323%, 11/18/30(A)	332,567
638,339	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 5.969%, 10/25/48(A)	648,128
483,228	Voya CLO Ltd. (Cayman Islands), Ser 2013-2A, Class A1R, 144a, (TSFR3M + 1.232%), 6.516%, 4/25/31(A)	483,299
396,525	Westgate Resorts LLC, Ser 2022-1A, Class A, 144a, 1.788%, 8/20/36	385,643
680,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class E, 144a, 2.380%, 3/15/27	664,744
785,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class F, 144a, 3.660%, 12/15/27	769,866
820,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	840,704
	Total Asset-Backed Securities	$41,935,596
	Commercial Mortgage-Backed Securities — 20.7%
1,000,000	ACRE Commercial Mortgage Ltd., Ser 2021-FL4, Class B, 144a, (TSFR1M + 1.514%), 6.529%, 12/18/37(A)	973,296
1,015,000	BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Class AF, 144a, (TSFR1M + 1.047%), 6.144%, 11/15/33(A)	1,013,507
1,000,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 6.644%, 7/15/35(A)	999,700
690,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class A, 144a, (TSFR1M + 1.367%), 6.464%, 12/15/37(A)	689,569
1,000,000	COMM Mortgage Trust, Ser 2014-CR21, Class AM, 3.987%, 12/10/47	989,915
1,000,000	COMM Mortgage Trust, Ser 2015-CR22, Class A5, 3.309%, 3/10/48	993,014
750,000	COMM Mortgage Trust, Ser 2015-CR27, Class A4, 3.612%, 10/10/48	740,049
1,340,000	COMM Mortgage Trust, Ser 2015-PC1, Class A5, 3.902%, 7/10/50	1,331,142
390,947	CSMC, Ser 2020-NET, Class A, 144a, 2.257%, 8/15/37	376,773
377,000	DBGS Mortgage Trust, Ser 2018-BIOD, Class A, 144a, (TSFR1M + 1.099%), 6.196%, 5/15/35(A)	375,233
891,035	Extended Stay America Trust, Ser 2021-ESH, Class B, 144a, (TSFR1M + 1.494%), 6.591%, 7/15/38(A)	889,086
1,250,000	GS Mortgage Securities Corp. Trust, Ser 2022-GTWY, Class A, 144a, (TSFR1M + 3.400%), 8.497%, 8/15/39(A)	1,250,000
671,816	GS Mortgage Securities Trust, Ser 2015-GC28, Class A5, 3.396%, 2/10/48	669,211
385,000	GS Mortgage Securities Trust, Ser 2015-GC28, Class B, 3.980%, 2/10/48	380,677
796,325	HPLY Trust, Ser 2019-HIT, Class A, 144a, (TSFR1M + 1.114%), 6.232%, 11/15/36(A)	795,578
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	821,400
900,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2020-ACE, Class A, 144a, 3.287%, 1/10/37	892,730
1,044,380	LUXE Trust, Ser 2021-TRIP, Class B, 144a, (TSFR1M + 1.514%), 6.614%, 10/15/38(A)	1,039,214
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Class A4, 3.249%, 2/15/48	995,157
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 20.7% (Continued)
$ 649,451	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Class A3, 3.077%, 3/15/48	$ 646,845
525,000	Morgan Stanley Capital I Trust, Ser 2015-MS1, Class AS, 4.157%, 5/15/48(A)(B)	512,354
79,787	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	79,192
400,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-C29, Class A4, 3.637%, 6/15/48	396,001
	Total Commercial Mortgage-Backed Securities	$17,849,643
	Corporate Bonds — 20.2%
	Consumer Discretionary — 5.7%
500,000	AutoNation, Inc., 3.500%, 11/15/24	498,644
1,000,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	996,398
500,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	508,790
750,000	Mattel, Inc., 144a, 3.375%, 4/1/26	732,868
1,000,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 5.808%, 7/31/26(A)	999,470
1,208,136	United Airlines, Inc. Pass-Through Trust, Ser 2013-1 A, 4.300%, 8/15/25	1,195,576
		4,931,746
	Financials — 5.6%
615,000	Citibank NA, (SOFR + 0.708%), 5.833%, 8/6/26(A)	616,685
750,000	Corestates Capital II, 144a, (TSFR3M + 0.912%), 6.213%, 1/15/27(A)	732,688
500,000	Huntington National Bank (The), 5.699%, 11/18/25	500,036
411,000	JPMorgan Chase & Co., Ser b, (TSFR3M + 0.762%), 6.009%, 2/1/27(A)	403,768
1,000,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	992,801
500,000	Synovus Financial Corp., 5.200%, 8/11/25	500,227
1,100,000	Toronto-Dominion Bank (The) (Canada), MTN, (SOFR + 0.480%), 5.748%, 10/10/25(A)	1,100,969
		4,847,174
	Energy — 4.0%
1,245,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	1,241,422
500,000	Florida Gas Transmission Co. LLC, 144a, 4.350%, 7/15/25	496,980
250,000	HF Sinclair Corp., 6.375%, 4/15/27	253,398
500,000	Plains All American Pipeline LP / PAA Finance Corp., 3.600%, 11/1/24	499,261
1,000,000	Western Midstream Operating LP, 3.100%, 2/1/25	991,646
		3,482,707
	Industrials — 2.1%
500,000	Element Fleet Management Corp. (Canada), 144a, 3.850%, 6/15/25	495,187
250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	256,534
1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.750%, 5/24/26	1,018,017
		1,769,738
	Real Estate — 1.2%
1,000,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 5.950%, 4/16/27(A)	1,004,269
	Health Care — 0.9%
765,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 5.733%, 7/15/26(A)	767,336
	Utilities — 0.6%
500,000	Vistra Operations Co. LLC, 144a, 5.125%, 5/13/25	498,968
	Communication Services — 0.1%
116,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	115,808
	Total Corporate Bonds	$17,417,746

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 7.9%
$ 440,109	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	$ 437,225
197,171	GS Mortgage-Backed Securities Trust, Ser 2019-SL1, Class A2, 144a, 2.875%, 1/25/59(A)(B)	195,977
525,736	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	516,672
942,745	Mill City Mortgage Loan Trust, Ser 2016-1, Class M2, 144a, 3.350%, 4/25/57(A)(B)	933,729
542,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class M2, 144a, 3.250%, 11/25/58(A)(B)	531,402
825,841	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	812,918
90,895	Mill City Mortgage Loan Trust, Ser 2017-3, Class A1, 144a, 2.750%, 1/25/61(A)(B)	90,043
125,682	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	124,637
1,171,530	Towd Point HE Trust, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	1,135,982
120,603	Towd Point Mortgage Trust, Ser 2015-2, Class 1M2, 144a, 3.761%, 11/25/60(A)(B)	120,056
362,680	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	359,602
885,000	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	867,065
753,299	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	744,129
	Total Non-Agency Collateralized Mortgage Obligations	$6,869,437
	Commercial Paper — 2.4%
2,100,000	Sonoco Products Company, 4.901%, 10/1/24(C)	2,099,713
Shares
	Short-Term Investment Fund — 0.2%
164,884	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	164,884
	Total Investment Securities—100.0% (Cost $85,688,186)	$86,337,019
	Liabilities in Excess of Other Assets — (0.0%)	(14,763)
	Net Assets — 100.0%	$86,322,256
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $62,540,301 or 72.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$41,935,596	$—	$41,935,596
Commercial Mortgage-Backed Securities	—	17,849,643	—	17,849,643
Corporate Bonds	—	17,417,746	—	17,417,746
Non-Agency Collateralized Mortgage Obligations	—	6,869,437	—	6,869,437
Commercial Paper	—	2,099,713	—	2,099,713
Short-Term Investment Fund	164,884	—	—	164,884
Total	$164,884	$86,172,135	$—	$86,337,019
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.1%
	Information Technology — 29.8%
12,542	Apple, Inc.	$ 2,922,286
2,504	International Business Machines Corp.	553,584
7,886	Microsoft Corp.	3,393,346
12,475	NVIDIA Corp.	1,514,964
6,357	Oracle Corp.	1,083,233
3,057	Salesforce, Inc.	836,731
3,400	Texas Instruments, Inc.	702,338
1,790	Workday, Inc. - Class A*	437,494
		11,443,976
	Communication Services — 14.6%
12,438	Alphabet, Inc. - Class C	2,079,510
11,126	Comcast Corp. - Class A	464,733
4,173	Meta Platforms, Inc. - Class A	2,388,792
592	Netflix, Inc.*	419,888
2,543	Walt Disney Co. (The)	244,611
		5,597,534
	Health Care — 14.3%
3,335	Becton Dickinson & Co.	804,069
4,724	BioMarin Pharmaceutical, Inc.*	332,050
8,276	Bristol-Myers Squibb Co.	428,200
987	Cencora, Inc.	222,154
2,542	HCA Healthcare, Inc.	1,033,145
5,336	Johnson & Johnson	864,752
7,782	Medtronic PLC	700,614
1,930	UnitedHealth Group, Inc.	1,128,432
		5,513,416
	Financials — 13.6%
19,915	Bank of America Corp.	790,227
2,727	Berkshire Hathaway, Inc. - Class B*	1,255,129
9,063	Charles Schwab Corp. (The)	587,373
1,826	Goldman Sachs Group, Inc. (The)	904,071
385	Markel Group, Inc.*	603,903
3,553	PayPal Holdings, Inc.*	277,241
2,981	Visa, Inc. - Class A	819,626
		5,237,570
	Industrials — 7.9%
2,926	Boeing Co. (The)*	444,869
310	Deere & Co.	129,372
972	FedEx Corp.	266,017
1,007	Hubbell, Inc.	431,348
5,573	RTX Corp.	675,225
8,197	Southwest Airlines Co.	242,877
6,132	SS&C Technologies Holdings, Inc.	455,056
3,447	Stanley Black & Decker, Inc.	379,618
		3,024,382
	Consumer Discretionary — 7.0%
3,753	Airbnb, Inc. - Class A*	475,918
Shares		Market Value
	Common Stocks — 97.1% (Continued)
	Consumer Discretionary — 7.0% (Continued)
10,084	Amazon.com, Inc.*	$ 1,878,952
3,401	Starbucks Corp.	331,563
		2,686,433
	Consumer Staples — 3.5%
11,362	Monster Beverage Corp.*	592,755
6,317	Philip Morris International, Inc.	766,884
		1,359,639
	Energy — 2.6%
6,362	Exxon Mobil Corp.	745,754
5,778	Schlumberger NV	242,387
		988,141
	Materials — 2.4%
6,344	DuPont de Nemours, Inc.	565,314
3,623	International Flavors & Fragrances, Inc.	380,161
		945,475
	Real Estate — 1.4%
2,006	Jones Lang LaSalle, Inc.*	541,239
	Total Common Stocks	$37,337,805
	Short-Term Investment Fund — 3.0%
1,139,450	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	1,139,450
	Total Investment Securities—100.1% (Cost $32,801,818)	$38,477,255
	Liabilities in Excess of Other Assets — (0.1%)	(37,441)
	Net Assets — 100.0%	$38,439,814
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$37,337,805	$—	$—	$37,337,805
Short-Term Investment Fund	1,139,450	—	—	1,139,450
Total	$38,477,255	$—	$—	$38,477,255
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2024 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2024.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund's NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.